GENERAL (Details Narrative) $ / shares in Units, Integer in Thousands, $ in Thousands					1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 15, 2021 USD ($)	Jul. 02, 2021 USD ($) Integer $ / shares	Apr. 19, 2021 USD ($) shares	Apr. 19, 2021 USD ($)	Aug. 31, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jul. 28, 2020	Jul. 27, 2020	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Feb. 27, 2019	Dec. 31, 2018 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accumulated losses						$ 71,827	$ 47,281	$ 17,508
Working capital						3,921	5,619
Shareholders' deficit						10,499	11,011	6,249	$ 8,999	$ 19,458	$ 8,367			$ 4,650	$ 6,263		$ 1,216
Proceeds from issuance of financial instruments						16,438	10,685
Recognized revenue							5,207
Cash deposits			$ 1,250	$ 1,250
Proceeds from (Repayments of) Debt		$ 1,250
Additional amount of cash payment	$ 250
Convertible notes payable		$ 3,500
Maturity date description		October 20, 2021 through April 8, 2025
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.05
Debt instrument trading days | Integer		20
Payments for repurchase amount		$ 1,170
Number of shares issued value						1,699
Fair value description				90% probability for the Mandatory Conversion and 10% probability for the Optional / Maturity Conversion
investment write off					$ 618
Recognized revenue						7,733	5,031
Third Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value of convertible debt						$ 4,989
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.05
Todos Deposit Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.01
Fair value market deposit shares						$ 1,500
Number of shares issued as non-refundable | shares						25,862,069
Private Placement Transactions [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of financial instruments							2,617	295
Convertible Bridge Loans Transactions [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of financial instruments							4,126	$ 1,374
Straight loans [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of financial instruments							1,574
Credit Line [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of financial instruments							$ 2,368
NIS [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.01	$ 0.01	$ 0.01
Breakthrough Diagnostics Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of issued and outstanding common stock																0.1999
Remaining percentage of issued and outstanding common stock												0.8001
Provista Diagnostics Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, percentage			100.00%
Assignment of License Agreement [Member] | Breakthrough Diagnostics Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage													80.01%			19.99%
Share Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued as non-refundable | shares						29,296,875
Share Purchase Agreement [Member] | Provista Diagnostics Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock value of shares issued in transaction			$ 7,500
Share Purchase Agreement [Member] | Provista Diagnostics Inc [Member] | Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares purchase | shares			3,599
Share Purchase Agreement [Member] | Provista Diagnostics Inc [Member] | Ordinary Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares purchase | shares			1,581